Share capital - Narrative (Details) £ / shares in Units, $ in Millions			11 Months Ended	12 Months Ended
	Dec. 24, 2019 USD ($) shares	Dec. 24, 2019 GBP (£) £ / shares shares	Dec. 31, 2019 GBP (£) shares	Jan. 31, 2019 GBP (£) shares	Jan. 31, 2018 GBP (£) shares
Disclosure of classes of share capital [line items]
Transaction costs			£ 701,000	£ 1,313,000	£ 1,428,000
Proceeds from exercise of restricted stock units			1,220
Dividends paid			0	0
Dividends declared			£ 0	£ 0
Ordinary shares
Disclosure of classes of share capital [line items]
Number of shares issued | shares	175,378,450	175,378,450
Shares issued, price per share (in GBP per share) | £ / shares		£ 0.221
Proceeds from issuing shares and warrants	$ 50.0	£ 38,800,000
Transaction costs		£ 700,000
Number of shares issued and fully paid (in shares) | shares			335,890,281	160,389,881	73,563,624
Warrants
Disclosure of classes of share capital [line items]
Number of other equity instruments issued (in shares) | shares	26,306,765	26,306,765
Warrant exercise price (in GPB per share) | £ / shares		£ 0.243